Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Share based compensation	$ 0	$ 0	$ 55,000	$ 0
Amortization of debt discounts	58,443	1,302	104,035	1,302
Selling and Marketing Expense [Member]
Share based compensation	$ 1,389	$ 0	$ 25,000	$ 0